Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Components of the Income (Loss) Before Income Tax

The components of the income (loss) before income taxes from continuing operations are as follows:

	For the Years Ended December 31,
	2025	2024	2023
PRC	$8,772,714	$7,132,140	$(2,124,668)
Singapore	1,268,009	507,046	(175,753)
Hong Kong	(10,623,378)	(8,079,908)	14,376,843
Cayman	(113,869)	(465,613)	(2,367,358)
Total	$(696,524)	$(906,335)	$9,709,064

Schedule of Income Tax Expenses (Benefits)

For the years ended December 31, 2025, 2024 and 2023, the income tax expenses (benefits) were comprised of the following:

	For the Years Ended December 31,
	2025	2024	2023
Current income tax expenses	$558,608	163,006	$2,612,893
Deferred income tax expenses/(benefit)	1,512,221	77,225	(2,310,995)
Total income tax expenses	$2,070,829	$240,231	$301,898

Schedule of Reconciliation of the Statutory Tax Rate

Below is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Years Ended December 31,
	2025	2024	2023
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Effect of different income tax rates in other jurisdictions	(110.4)%	(80.4)%	(1.9)%
Effect of non-includable items	0.0%	0.0%	4.0%
Effect of preferential tax rates	(9.8)%	13.4%	(0.1)%
Effect of non-deductible expenses	(4.4)%	(1.6)%	0.2%
Effect of changes in valuation allowance	0.0%	3.4%	(0.5)%
Effect of income tax expense adjustment for prior years	45.7%	0.0%	0.0%
Effect of net operating losses true-up due to adjustment for intra-group service fee	(223.3)%	0.0%	0.0%
Effect of true-up on net operating losses	(11.6)%	22.2%	(15.1)%
Effective tax rate	(297.3)%	(26.5)%	3.1%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

Deferred tax assets and deferred tax liabilities as of December 31, 2025 and 2024 consist of the following:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Net operating losses carryforwards	$547,966	$2,007,724
Inventory write-down	948,544	214,619
Operating lease liabilities	10,744	458
Total deferred tax assets, gross	1,507,254	2,222,801
Less: valuation allowance	—	—
	$1,507,254	$2,222,801
Deferred tax liabilities
Operating lease right-of-use assets	(12,323)	(1,334)
Total deferred tax assets, net	$1,494,931	$2,221,467

Schedule of Movement of Valuation Allowance of Deferred Tax Assets

Movement of valuation allowance of deferred tax assets for the years ended December 31, 2025, 2024 and 2023 were as the following:

	For the Years Ended December 31,
	2025	2024	2023
Opening balance	$—	$30,410	$81,232
Addition	—	—	30,410
Reversal	—	(30,410)	(81,232)
Ending balance	$—	$—	$30,410